Revenues - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled accounts receivable	$ 10,950	$ 7,253
Deferred revenue	13,800
One-time loss in statement of operation	$ 1,199